Exploration and Evaluation Assets	12 Months Ended
Mar. 31, 2023
Exploration and Evaluation Assets [Abstract]
Exploration and Evaluation Assets
6.	Exploration and Evaluation Assets

Exploration and evaluation assets deferred to the statements of financial position at March 31, 2023 and 2022 are as follows:

	March 31, 2022	Additions	Recovery	Write-off	March 31, 2023
Abitibi Lithium	$1,767,000	$-	$-	$-	$1,767,000
Augustus Lithium	335,000	258,290	-	-	593,290
Canadian Lithium	176,250	52,631	-	-	228,881
Electron Lithium	981,250	200,000	(530,845)	-	650,405
Falcon Lake	50,000	107,500	(157,500)	-	-
Gaspésie Peninsula	-	288,500	-	(288,500)	-
Jubilee Lithium	-	20,000	-	-	20,000
Kokanee Creek	932,125	-	-	-	932,125
McNeely	820,000	-	-	-	820,000
North Spirit	-	442,105	-	-	442,105
Red Lake	792,750	-	-	(792,750)	-
Rose West	-	884,000	-	-	884,000
Senay Lithium	-	900,000	-	-	900,000
Titan Gold	150,500	28,000	-	-	178,500
Trix Lithium	-	75,000	-	-	75,000
	$6,004,875	$3,256,026	$(688,345)	$(1,081,250)	$7,491,306

	March 31,					March 31,
	2021	Additions	Recovery	Write-off		2022
Abitibi Lithium	$-	$1,767,000	$-	$-		$1,767,000
Augustus Lithium	112,500	222,500	-	-		335,000
Bald Eagle	-	203,500	-	(203,500)		-
Canadian Lithium	80,000	96,250	-	-		176,250
Electron Lithium	-	981,250	-	-		981,250
Falcon Lake	-	50,000	-	-		50,000
Kokanee Creek	163,375	768,750	-	-		932,125
McNeely	-	820,000	-	-		820,000
Phyllis Cobalt	201,750	-	-	(201,750)	(i)	$-
Red Lake	-	792,750	-	-		792,750
Scramble Mine	66,000	-	-	(66,000)		-
Shaw Gold	130,000	-	-	(130,000)		-
Titan Gold	132,500	18,000	-	-		150,500
	$886,125	$5,720,000	$-	$(601,250)		$6,004,875

(i) Included in the write-off of the Phyllis Cobalt property is $121,000 of previously accrued acquisition costs.

(a)	Abitibi Lithium Property

On March 12, 2021, the Company entered into a purchase agreement to acquire a 100% interest in the Abitibi Lithium property (the “Abitibi Agreement”). The Abitibi Lithium property is comprised of 241 mineral claims covering approximately 13,000 hectares located in the Abitibi area of western Quebec.

Under the terms of the Abitibi Agreement, the Company acquired a 100% interest in the Abitibi Lithium property by issuing 1,078,947 common shares of the Company and by paying $250,000 on April 20, 2021. The Abitibi Lithium Property is subject to a 3% NSR royalty, which the Company will have the option to reduce the NSR by 1.0% to 2.0% by paying $1,000,000.

(b)	Augustus Lithium Property

On January 18, 2021, the Company entered into an option agreement to acquire a 100% interest in the Augustus Lithium property (the “Augustus Agreement”). The Augustus Lithium property is comprised of 21 mineral claims covering approximately 900 hectares located in the Abitibi area of western Quebec.

On October 29, 2022, the Company entered into amended option agreement allowing the Company to accelerate its option to acquire a 100% interest in the Augustus Lithium property. As consideration for the amendment, the Company issued an additional 350,000 common shares. As of November 7, 2022, the Company completed the required option payments, common share issuances and exploration expenditures to acquire 100% interest of the Augustus Lithium property.

Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (paid and issued)	35,000	131,579	Nil	Nil
January 18, 2022 (paid, issued and completed)	40,000	131,579	50,000	50,000
October 29, 2022 (paid, issued and completed)	105,000	613,158	500,000	550,000

The Augustus Lithium Property is subject to a 2% NSR royalty. The Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $1,000,000.

(c)	Bald Eagle Silver Property

The Company acquired a 100% interest in the Bald Eagle Silver property issuing 144,737 common shares on April 20, 2021. Bald Eagle is subject to a 2.0% Net Smelter Return (“NSR”) royalty of which the Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $500,000.

The Bald Eagle property is located in the Alberni Mining Division of British Columbia and consists of 3 mining claims covering 1,000 hectares.

During the fiscal year ended March 31, 2022, the Bald Eagle claims were allowed to lapse and as a result the Company has written-off all deferred costs incurred to date as it works to re-stake the claims.

(d)	Canadian Lithium Property

On February 3, 2021, the Company entered into an option agreement to acquire a 100% interest in the Canadian Lithium property (the “Canadian Lithium Agreement”). The Canadian Lithium property is comprised of 12 mineral claims covering approximately 700 hectares located in the Landrienne Township area of Quebec.

On February 3, 2023, the Company had completed the following option payments and shares issuances to acquire a 100% interest of the Canadian Lithium Property.

Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	15,000	85,526
February 3, 2022 (paid and issued)	20,000	65,790
February 3, 2023 (paid and issued)	25,000	78,947

The Canadian Lithium Property is subject to a 2% NSR royalty. The Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $1,000,000.

(e)	Electron Lithium Property

On March 2, 2022, the Company entered into a purchase agreement to acquire a 100% interest in the Electron Lithium property (the “Electron Agreement”). The Electron Lithium property is comprised of 438 mineral claims covering approximately 30,000 hectares of prospective land around the Augustus Lithium Property in western Quebec.

On November 8, 2022, the Company had completed the following option payments and share issuances to acquire a 100% interest in the Electron Lithium property.

Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	100,000	986,842
September 2, 2022 (paid)	100,000	Nil
March 2, 2023 (paid)	100,000	Nil

The Electron Lithium property is subject to a 3% Gross Metal Royalty (“GMR”), which the Company will have the option to reduce the GMR by 1.0% to 2.0% by paying $1,000,000.

On November 14, 2022, the Company entered into a joint venture agreement (the “Infini Joint Venture Agreement”) with Infini Resources Pty Ltd. (“Infini Resources”) whereby Infini Resources may earn a 100% interest in 255 of the 438 mineral claims comprising the Electron Lithium Property.

Pursuant to the Infini Joint Venture Agreement, Infini Resources made a non-refundable payment of AUD$50,000 (CAD$44,088) and has elected to earn an initial 50% interest by making an initial cash payment of AUD$550,000 (CAD$486,837). Upon exercising the option, a joint venture will also be formed between FE Battery and Infini Resources to further advance the project. Infini Resources has the option to acquire an additional 25% by making a further AUD$150,000 payment and issuing shares of Infini Resources in the value of AUD$150,000 within 18 months of earning its initial 50% interest. Infini Resources may then acquire the remaining 25% interest, for a 100% beneficial interest by making a further payment AUD$300,000 and issuing shares of Infini Resources in the value of AUD$300,000 within 12 months of earning its 75% interest. The Infini Joint Venture Agreement may be terminated in certain circumstances, including by FE Battery if certain milestones are not met in accordance with agreement.

(f)	Falcon Lake Property

On January 3, 2022, the Company entered into an option agreement to acquire a 100% interest in the Falcon Lake property (the “Falcon Lake Agreement”). The Falcon Lake property is comprised of 48 mineral claims covering approximately 1,000 hectares located in the Thunder Bay Mining Division, Ontario.

On September 30, 2022, the Company entered into an amended option agreement which amended certain cash payments, share issuances and exploration expenditures due dates and requirements of the Option Agreement.

On October 21, 2022, the Company completed the following amended option payments and share issuances to acquire a 100% interest in the Falcon Lake property:

Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	15,000	26,316
October 21, 2022 (paid and issued)	70,000	131,579

On January 27, 2023, the Company executed a joint venture agreement (the “Battery Age Minerals Joint Venture Agreement”) with Battery Age Minerals Limited (“Battery Age Minerals”) whereby Battery Age Minerals may earn a 100% interest in the Falcon Lake Property.

Pursuant to the Battery Age Minerals Joint Venture Agreement, Battery Age Minerals made a non-refundable payment of AUD$50,000 (CAD$45,359) and elected to earn a 65% interest by completing the initial option payment consisting of a cash payment of AUD$100,000 (CAD$93,999) and issuing the Company 1,375,000 of Battery Age Mineral shares valued at $513,975. Battery Age Minerals earned a further 25% interest, for an aggregate 90% interest, by issuing a further 750,000 shares of Battery Age Minerals valued at $290,295 and by making a cash payment of AUD$50,000 (CAD$46,175). Battery Age Minerals may acquire the remaining 10% interest, for a 100% beneficial interest by making a further payment equal to the lower of the price determined by independent valuation or AUD$2 million. Upon Battery Age Minerals earning a 90% interest, a joint venture will be deemed to have been formed between FE Battery and Battery Age Minerals to further advance the project.

The option agreement may be terminated in certain circumstances, including by FE Battery if certain milestones are not met in accordance with agreement.

(g)	Gaspesie Peninsula Property

On December 15, 2022, the Company entered into an option agreement to acquire a 100% interest in the Gaspesie Peninsula Property. The property consists of 55 mining claims covering approximately 3,100 hectares in Quebec.

Under the terms of the Gaspesie Peninsula Agreement, the Company has the option to acquire a 100% interest in the property by completing the following option payments, common share issuances and exploration expenditures:

Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (paid and issued)	17,500	713,158	Nil	Nil
March 31, 2023	17,500	100,000	Nil	Nil
December 15, 2023	40,000	200,000	100,000	100,000
December 15, 2024	50,000	400,000	400,000	500,000
December 15, 2025	60,000	500,000	2,000,000	2,500,000

The Gaspesie Peninsula property is subject to a 2% NSR royalty, which the Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $1,000,000.

As at March 31, 2023, the Company chose to write-off all deferred costs to date as the Company had not fulfilled the terms of the agreement.

(h)	Jubilee Lithium Property

On December 1, 2022, the Company entered into an option agreement to acquire a 100% interest in the Jubilee Lithium Property. The property consists of 10 mining claims covering approximately 3,300 hectares area located in Ear Falls, Ontario.

Under the terms of the Jubilee Lithium Agreement, the Company has the option to acquire a 100% interest in the property by completing the following option payments:

Due Dates	Option payments ($)
December 1, 2024 (paid)	20,000
December 1, 2025	30,000

The Jubilee Lithium property is subject to a 2.0% NSR royalty.

(i)	Kokanee Creek and Independence Gold Properties

On March 17, 2020, the Company entered in an option agreement to acquire a 100% interest in the Kokanee Creek and Independence Gold Properties (the “Properties”). The Properties are located in British Columbia and consist of 5 claims covering 2,690 hectares.

On February 28, 2021 and again on August 13, 2021, the Company entered into amended option agreements which amended the due dates for certain cash payments, share issuances and exploration expenditure requirements of the option agreement, as noted below.

As of March 31, 2022, under the terms of the Properties amended option agreement, the Company had acquired a 100% interest in the Kokanee Creek Property by completing the following option payments, common share issuances and exploration expenditures:

Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid)	10,000	Nil
December 31, 2021 (paid and issued)	35,500	657,895
March 31, 2022 (issued)	Nil	730,263

The Properties are subject to a 2.0% NSR royalty of which the Company will have the option to reduce the NSR by 1.0% by paying $1,000,000.

During the year ended March 31, 2021, the Company announced it would not be pursuing any further exploration work on the Independence Gold property and wrote-off all deferred costs incurred to date.

(j)	McNeely Lithium Property

Pursuant to the McNeely Lithium Property purchase agreement entered on June 7, 2021, the Company acquired a 100% interest in the McNeely Lithium Property, by issuing 526,316 common shares and paying $250,000. The McNeely Lithium Property is located in Quebec and consists of 66 claims covering approximately 2,400 hectares. The McNeely Lithium Property is subject to a 3.0% GMR. Certain of the claims are subject to a pre-existing 1.0% NSR. The Company will have the option to purchase the NSR by paying $200,000 to the NSR holder.

(k)	North Spirit Property

On June 13, 2022, the Company entered into an option agreement to acquire a 100% interest in the North Spirit Property. The property consists of 124 mining claims covering approximately 2,500 hectares area in two claim blocks on crown land in northwestern Ontario and is located about 175 kilometres to the north of Red Lake, Ontario.

On October 26, 2022, the Company entered into an amended option agreement which amended the certain cash payments, share issuances and exploration requirements of the option agreement.

Under the terms of the amended North Spirit option agreement, the Company acquired a 100% interest in the North Spirit Property by completing the share issuance of 1,105,262 common shares.

The North Spirit property has a 1% GMR payable to the Optionor.

(l)	Phyllis Cobalt Property

On January 29, 2018, the Company entered into an option agreement to acquire a 100% interest in certain mineral claims (the “Phyllis Property”) covering 1,750 hectares located in the Kenora Mining District in northwestern Ontario, Canada.

On January 29, 2019, March 15, 2019 and again on December 30, 2019, the Company entered into amended option agreements (the “Phyllis Amendment Agreement”) which amended the due dates for certain cash payments, share issuances and exploration expenditure requirements of the Phyllis Cobalt Agreement, as noted below.

Under the terms of the Phyllis Amendment Agreement, the Company has the option to acquire a 100% interest in the Phyllis Property by completing the following option payments, common share issuances and exploration expenditures:

Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (paid and issued)	20,000	26,316	Nil	Nil
September 1, 2020	35,000	39,474 (issued)	75,000 (completed)	75,000 (completed)
December 31, 2020	35,000	39,474	25,000 (completed)	100,000 (completed)
June 1, 2021	50,000	52,632	25,000 (completed)	125,000 (completed)

Under the Phyllis Amendment Agreement, the Phyllis Property is subject to a 3% NSR royalty upon commencement of commercial production. The Company will have the option to reduce the NSR by 1.0% to 2.0% by paying $1,000,000.

During the year ended March 31, 2022, the Company wrote-off all deferred costs incurred to date as the Company continues negotiations for an amended agreement.

(m)	Red Lake Property

On September 14, 2020, the Company entered into an option agreement to acquire a 100% interest in the Red Lake Property. The Red Lake property is located in the Red Lake Mining District of Northwestern Ontario and consists of 94 mining cell claims covering 1,880 hectares in the Ball and Todd townships.

On February 28, 2021, and again on August 13, 2021, the Company entered into amended option agreements to which the Company could acquire a 100% interest in the property by issuing 730,263 shares. As of March 31, 2022, the Company had acquired 100% interest in the Red Lake property having issued 730,263 shares.

The Red Lake property is subject to a 2.5% NSR royalty, with the Company having the option to reduce the NSR by 1% to 1.5% by paying $1,000,000.

In December 2022, the Company wrote-off all deferred costs to date as the claims were allowed to lapse.

(n)	Rose West Lithium Property

On November 25, 2022, the Company entered into an option agreement to acquire a 100% interest in the Rose West Property. The Rose West Lithium property is located in the James Bay region of northern Quebec and consists of 32 mining claims covering approximately 1,700 hectares within townships.

On December 9, 2022, the Company entered into amended option agreement to which the Company could acquire a 100% interest in the property by issuing 1,300,000 shares and granted the Company a 1% GMR. Subsequent to March 31, 2023, the Company issued the required shares to acquire a 100% interest in the Rose West Lithium property (Note 14).

The Rose West Lithium property has a 1% GMR payable to the optionor upon the commencement of commercial production.

(o)	Scramble Mine Gold Property

On June 2, 2020, the Company entered into an option agreement to acquire a 100% interest in certain mineral claims (the “Scramble Mine Gold Property”) located in the Kenora Mining District in northwestern Ontario, Canada.

Under the terms of the Scramble Mine Option Agreement, the Company has the option to acquire a 100% interest in the Scramble Mine Gold Property by completing the following option payments, common share issuances and exploration expenditures:

Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (issued)	Nil	105,263	Nil	Nil
September 1, 2020 (completed)	Nil	Nil	30,000	30,000
June 2, 2021	Nil	78,947	40,000	70,000
June 2, 2022	Nil	78,947	80,000	150,000
June 2, 2023	100,000	Nil	100,000	250,000

The Scramble Mine Gold Property is subject to a 3.0% NSR royalty. The Company will have the option to reduce the NSR by 1.0% to 2.0% by paying $500,000.

During the year ended March 31, 2022, the Company wrote-off all deferred costs incurred to date, as the Company negotiates an amended agreement.

(p)	Senay Lithium Property

On March 4, 2023, the Company entered into an option agreement to acquire a 100% interest in the Senay Lithium Property (“Senay Lithium”). The Senay Lithium Project consists of 59 mining claims covering approximately 3,100 hectares in northern Quebec.

Under the terms of the Senay Lithium Agreement, the Company has the option to acquire a 100% interest in the property by completing the following option payments:

Due Dates	Issuance of FE Battery common shares
March 4, 2023 (accrued)	1,500,000
March 4, 2024	1,500,000

The Senay Lithium Property is subject to a 1.0% GMR, of which the Company may repurchase by paying $1,000,000 for each 0.5%.

See Note 14.

(p)	Shaw Gold Property

On September 18, 2020, the Company entered into an option agreement with Gravel Ridge Resources Ltd. to acquire a 100% interest in the Shaw Gold Property (“Shaw Gold”). Shaw Gold is located in Timmins Area Ontario, Canada and is comprised of 18 claims covering approximately 693 hectares in the Shaw, Eldorado and Whitney Townships near Timmins, Ontario.

During the year ended March 31, 2022, the Company decided it would not be pursuing any further exploration work on the Shaw Gold property and as a result has written-off all deferred costs incurred to date.

(q)	Titan Gold Property

On October 2, 2020, the Company entered into an option agreement to acquire a 100% interest in the Titan Gold Property (“Titan Gold”). Titan Gold is located in the Abitibi area of Western Quebec, Canada and is comprised of 80 mining claims covering approximately 4,400 hectares.

Under the terms of the option agreement, the Company has the option to acquire a 100% interest in the Titan Gold property by completing the following option payments, common share issuances and exploration expenditures, subject to regulatory approval:

Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	12,500	157,895
October 2, 2021 (paid)	18,000	Nil
October 2, 2022 (paid)	28,000	Nil
October 2, 2023	40,000	Nil

The Titan Gold property is subject to a 1.5% NSR royalty. The Company will have the option to reduce the NSR by 0.5% to 1.0% by paying $500,000.

(r)	Trix Lithium Property

On March 13, 2023, the Company entered into an option agreement to acquire a 100% interest in the Trix Lithium Property (“Trix Lithium”). Trix Lithium is located in in the Georgia Lake area in northwestern Ontario and is comprised of 24 mining claims covering approximately 11,000 hectares.

Under the terms of the option agreement, the Company has the option to acquire a 100% interest in the Trix Lithium property by completing the following option payments, common share issuances and exploration expenditures, subject to regulatory approval:

Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing	25,000 (paid)	83,333 (accrued)	Nil	Nil
March 13, 2024	25,000	1,500,000	100,000	100,000
March 13, 2025	25,000	500,000	200,000	300,000
March 13, 2026	100,000	500,000	400,000	700,000

The Trix Lithium property is subject to a 2.0% NSR royalty. The Company will have the option to reduce the NSR by 1% to 1.0% by paying $1,000,000.

Exploration and evaluation expenditures recorded in the statements of loss and comprehensive loss for the year ended March 31, 2023, 2022 and 2021 are as follows:

Year ended March 31, 2023	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2023
Ontario
Jubilee Lithium	$-	$-	$-	$29,465	$34,830		$64,295
Trix Lithium	7,000			25,750			32,750
Quebec
Titan Gold	36,450	-	32,400	20,250	-	-	89,100
Augustus Lithium	20,634	733,741	216,690	176,850	326,948		1,474,863
General Exploration	8,401	-	2,214	149,050	-	-	159,665
Total	$72,485	$733,741	$251,304	$401,365	$361,778	$-	$1,820,673

Year ended March 31, 2022	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2022
British Columbia
Kokanee Creek	$-	$-	$17,000	$47,500	$10,000	$-	$74,500
Ontario
Phyllis Cobalt	9,797	11,250	-	-	-	-	21,047
Quebec
Titan Gold	-	-	-	75	-	-	75
Augustus Lithium	115,584	822,454	208,742	280,223	73,665	1,593	1,502,261
General Exploration	-	-	-	11,238	-	-	11,238
Total	$125,381	$833,704	$225,742	$339,036	$83,665	$1,593	$1,609,121

Year ended March 31, 2021	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2021
British Columbia
Kokanee Creek	$5,000	$-	$11,600	$17,500	$13,520	$1,200	$48,820
Ontario
Scramble Mine Gold	6,472	-	3,169	34,826	4,762	-	49,229
Shaw Gold	-	-	713	-	-	-	713
Quebec
Titan Gold	-	3,200	-	2,700	44,737	-	50,637
Augustus Lithium	4,163	-	9,331	30,450	24,408	-	68,352
Canadian Lithium	-	-	-	3,500	11,250	-	14,750
General Exploration	-	-	4,100	9,500	-	-	13,600
Total	$15,635	$3,200	$28,913	$98,476	$98,677	$1,200	$246,101